Other Income - Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Analysis Of Income And Expense [Abstract]
Grant and other income	$ 108,322	$ 26,950	$ 41,629
Total other income	$ 108,322	$ 26,950	$ 41,629